[Letterhead of Luse Gorman]

(202) 274-2007	nquint@luselaw.com

November 9, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4720

Attn.:	Erin E. Martin, Esq.

Special Counsel

Re:	PB Bancorp, Inc. (Registration No. 333-206892)

Registration Statement on Form S-1

Dear Ms. Martin:

On behalf of PB Bancorp, Inc. (the “Company”) and in accordance with Rule 101 of Regulation S-T, we are hereby transmitting Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form S-1 (the “Amended S-1”). The amended S-1 is being filed primarily to complete remaining blank information, as well as to update share ownership and proposed purchases. The Amended S-1 has been blacklined to reflect changes from the prior filing.

Additionally, as discussed with the Staff of the Securities and Exchange Commission, the Company acknowledges that if it determines to: (i) utilize sweep arrangements or delivery versus payment settlement procedures in a syndicated community offering, or (ii) undertake a firm commitment underwritten offering, that the SEC would view either of such actions as a change to the plan of distribution as disclosed in the prospectus (under the section entitled “The Conversion and Offering—Syndicated Offering” ) that would require revised disclosure be submitted in a post-effective amendment to the Amended S-1.

Securities and Exchange Commission

November 9, 2015

Please contact the undersigned at (202) 274-2007 or Eric Luse of this office at (202) 274-2002 as soon as possible if you have any questions or comments.

Respectfully,

/s/ Ned Quint

Ned Quint

Enclosures

cc:	Thomas A. Borner, President and

Chief Executive Officer

Eric Luse, Esq.